Schedule II - Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 8,847	$ 10,683	$ 5,221
Provision Charged to Expense	2,093	1,363	6,901
Write-Offs	(2,022)	(2,263)	(1,527)
Foreign Exchange and Other	(1,663)	(936)	88
Balance at End of Year	$ 7,255	$ 8,847	$ 10,683